Other Receivables, Net (Tables)	6 Months Ended
Dec. 31, 2023
Other Receivables Net [Abstract]
Schedule of Other Receivables	Other receivables consisted of the following:
	December 31, 2023	June 30, 2023
	(Unaudited)
Others	$332	$332
Receivables from vendors upon cancellation of concerts	23,286,550	13,000,000
Receivables from transfer of concert cooperation right	1,500,000	-
Other receivables	24,786,882	13,000,332
Allowance for credit losses	(23,286,550)	(7,500,000)
Other receivables, net	$1,500,332	$5,500,332

Schedule of Allowance for Credit Losses	Movements of allowance for credit losses consisted of the following as of the date indicated:
	December 31, 2023	June 30, 2023
	(Unaudited)
Beginning balance	$7,500,000	$-
Addition	15,786,550	7,500,000
Ending balance	$23,286,550	$7,500,000